Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings (Detail) - Total Fleet Lease Rental Income	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Switzerland
Capital Leased Assets [Line Items]
Percentage of lease rental income	20.50%	13.30%	14.10%
France
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.70%	14.00%	13.80%
Taiwan
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.30%	15.50%	14.60%
People's Republic of China
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.80%	14.10%	15.00%
Singapore
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.00%	11.10%	10.50%